EQUITY AND SHARE BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of Information in Respect of Options and Restricted Shares Granted

(2)Information in respect of options and restricted shares granted under the Plan:

	Through December 31, 2021
	Number of options	Number of RSAs
Granted	39,936,212	6,727,668
Shares issued upon exercises and vesting	(7,022,000)	(3,633,131)
Cancelled upon net exercises, expiration and forfeitures	(25,979,213)	(1,746,720)
Outstanding	6,934,999	1,347,817
Of which(*):
Exercisable	2,189,520	201,225
Vest in 2022	2,540,988	640,912
Vest in 2023	1,852,136	424,467
Vest in 2024	352,355	81,213

Schedule of Options and RSAs Status Summary

(3)Options and RSAs status summary as of December 31, 2019, 2020 and 2021 and the changes therein during the years ended on those dates:

	Year ended December 31,
	2019		2020		2021
	Number	Weighted average exercise price	Number	Weighted average exercise price	Number	Weighted average exercise price
Share Options:		NIS		NIS
Outstanding at the beginning of the year	9,697,266	28.19	9,020,689	23.62	7,029,423	18.64
Granted during the year	1,232,226	16.21	1,035,635	14.24	3,827,782	15.60
Exercised during the year	(70,824)	16.62	(296,450)	14.71	(3,048,724)	17.98
Forfeited during the year	(235,150)	18.74	(252,547)	18.42	(196,000)	13.97
Expired during the year	(1,602,829)	46.64	(2,477,904)	34.10	(677,482)	24.29
Outstanding at the end of the year	9,020,689	23.62	7,029,423	18.64	6,934,999	16.83
Exercisable at the end of the year	5,623,921	27.11	4,071,714	20.04	2,189,520	19.46
Shares issued during the year due exercises	3,166		46,747		447,222

RSAs:
Outstanding at the beginning of the year	1,209,521		1,230,464		1,007,423
Granted during the year	397,476		398,055		820,059
Vested during the year	(284,427)		(534,053)		(404,025)
Forfeited during the year	(92,106)		(87,043)		(75,640)
Outstanding at the end of the year	1,230,464		1,007,423		1,347,817

	Options granted in 2019	Options granted in 2020	Options granted in 2021
Weighted average fair value of options granted using the Black & Scholes option-pricing model – per option (NIS)	3.34	3.71	4.41
The above fair value is estimated on the grant date based on the following weighted average assumptions:
Expected volatility	33.52%	37.24%	42.31%
Risk-free interest rate	0.57%	0.21%	0.18%
Expected life (years)	3	3	2
Dividend yield	*	*	*
*	Due to the Full Dividend Mechanism the expected dividend yield used in the fair value determination of such options was 0% for the purpose of using the Black & Scholes option-pricing model.

Schedule of Information About Outstanding Options by Expiry Dates

Share options outstanding as of December 31, 2021 have the following expiry dates and exercise prices:

Expire in	Number of share options	Weighted average exercise price in NIS
2022	1,789,042	19.03
2023	2,366,252	15.44
2024	879,343	18.68
2025	202,124	16.34
2026	641,178	14.36
2027	1,057,060	16.26
	6,934,999	16.83